Stream, Royalty and Other Interests	12 Months Ended
Dec. 31, 2022
Text block1 [abstract]
Stream, Royalty and Other Interests
5 – Stream, Royalty and Other Interests

A.	Carrying Amount
As of and for the year ended December 31, 2022:

	COST			ACCUMULATED DEPLETION

In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion	Impairment	Ending	Carrying Amount

Antamina, Peru	$-	$342,227	$342,227	$-	$5,676	$-	$5,676	$336,551

Aurizona, Brazil	11,091	-	11,091	2,867	379	-	3,246	7,845

Blyvoor, South Africa	-	106,332	106,332	-	787	-	787	105,545

Bonikro, Cote D’Ivoire	-	37,773	37,773	-	3,106	-	3,106	34,667

Caserones, Chile	-	82,678	82,678	-	1,656	-	1,656	81,022

Chapada, Brazil	69,554	7	69,561	19,845	3,060	-	22,905	46,656

Diavik, Canada	53,134	-	53,134	46,592	2,491	-	49,083	4,051

Fruta del Norte, Ecuador	33,268	-	33,268	3,594	2,416	-	6,010	27,258

Greenstone, Canada	-	107,234	107,234	-	-	-	-	107,234

Horne 5, Canada	-	78,934	78,934	-	-	-	-	78,934

Hod Maden, Turkey	5,818	201,151	206,969	-	-	-	-	206,969

Houndé, Burkina Faso	45,120	-	45,120	13,941	2,159	-	16,100	29,020

Hugo North Extension and Heruga, Mongolia	35,352	-	35,352	-	-	-	-	35,352

Mercedes, Mexico	-	70,809	70,809	-	8,144	-	8,144	62,665

Platreef, South Africa	-	186,640	186,640	-	-	-	-	186,640

Relief Canyon, USA	26,441	7	26,448	7,531	5,121	-	12,652	13,796

Vale Royalties, Brazil	117,787	-	117,787	1,444	2,537	-	3,981	113,806

Vatukoula, Fiji	27,590	(10,356)	17,234	-	2,348	-	2,348	14,886

Yamana silver stream, Argentina	74,252	9	74,261	36,298	11,994	-	48,292	25,969

Other 1	374,276	165,026	539,302	267,920	7,906	1,086	276,912	262,390

Total 2	$ 873,683	$1,368,471	$2,242,154	$400,032	$59,780	$1,086	$460,898	$1,781,256

1
Includes Santa Elena, Black Fox, Karma, Highland Valley, El Pilar, Cortez Complex (Robertson Deposit), Troilus, CEZinc, Gualcamayo, Thunder Creek, Mine Waste Solutions, Lobo-Marte, Agi Dagi & Kirazli, HM Claim, and others.

2	Stream, royalty and other i nterests includes non-depletable assets of $37.8 million and depletable assets of $1,743.5 million.

As of and for the year ended December 31, 2021:

	COST			ACCUMULATED DEPLETION

In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion 1	Impairment	Ending	Carrying Amount

Aurizona, Brazil	$11,091	$-	$11,091	$2,052	$815	$-	$2,867	$8,224

Chapada, Brazil	69,554	-	69,554	16,882	2,963	-	19,845	49,709

Diavik, Canada	53,134	-	53,134	43,220	3,372	-	46,592	6,542

Fruta del Norte, Ecuador	33,267	1	33,268	1,290	2,304	-	3,594	29,674

Hod Maden, Turkey	5,818	-	5,818	-	-	-	-	5,818

Houndé, Burkina Faso	45,120	-	45,120	12,331	1,610	-	13,941	31,179

Hugo North Extension and Heruga, Mongolia	35,352	-	35,352	-	-	-	-	35,352

Relief Canyon, United States	26,441	-	26,441	2,907	4,624	-	7,531	18,910

Vale Royalties, Brazil	-	117,787	117,787	-	1,444	-	1,444	116,343

Vatukoula, Fiji	-	27,590	27,590	-	-	-	-	27,590

Yamana silver stream, Argentina	74,252	-	74,252	25,883	10,415	-	36,298	37,954

Other 2	366,949	7,327	374,276	259,801	7,711	408	267,920	106,356

Total 3	$720,978	$152,705	$873,683	$364,366	$35,258	$408	$400,032	$473,651

1
Depletion during the year ended December 31, 2021 in the Consolidated Statements of Income (loss) of $35.7 million is comprised of depletion expense for the year of $35.3 million, and $0.4 million from depletion in ending inventory as at December 31, 2020.

2
Includes Santa Elena, Black Fox, Karm
a
, Gualcamayo, Thunder Creek, Mine Waste Solutions, Lobo-Marte, Agi Dagi & Kirazli, HM Claim, and others. Stream,
r
oyalty and
o
ther interests that have not met the criteria for separate disclosure in the current period have been included in Other for the current and prior period.

3	Stream, royalty and other i nterests includes non-depletable assets of $53.9 million and depletable assets of $419.8 million.

B.	Significant Transactions
NOMAD
In August 2022, the Company closed its previously anno
u
nced purchase of Nomad Royalty Company (“Nomad”) for consideration of approximately 74.4 million common shares to former Nomad shareholders. In addition, all outstanding stock option and warrant holders of Nomad received 1.21 Sandstorm stock option or warrant for each Nomad stock option or warrant previously held. The transaction has been accounted for as an asset acquisition, with capitalized costs of $534.2 million being determined by reference to the fair value of the net assets acquired. The other net assets acquired in the transaction included cash and cash equivalents, accounts receivable and other assets of approximately $24.3 million, accounts payable and accrued liabilities of $9.2 million and a revolving credit facility balance of $56.8 million.
Stream, royalty and other interests acquired include:

•
Blyvoor:
Until 300,000 ounces have been delivered (“Initial Blyvoor Deliver
y
 Threshold”), Blyvoor Gold Ltd. will deliver 10% of gold production until 16,000 ounces have been delivered in the calendar year, then 5% of the remaining production for that calendar year. Following the Initial Blyvoor Delivery Threshold, Sandstorm will receive 0.5% of gold production on the first 100,000 ounces in a calendar year until a cumulative 10.32 million ounces of gold have been produced. Sandstorm will make ongoing payments of $572 per ounce of gold delivered. On acquisition, the fair value ascribed to the interest was $106.2 million, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 5% discount rate, a long-term gold price of $1,700 per ounce and an estimated mine life of 29 years.

•
Bonikro:
Sandstorm will receive
6
% of gold produced at the mine until
39,000
ounces of gold are delivered, then
3.5
% of gold produced until
61,750
ounces of gold have been delivered, then
2
% thereafter. Under the Stream agreement Sandstorm will make ongoing cash payments of $
400
per ounce of gold delivered. On acquisition, the fair value ascribed to the interest was
 $
37.8

million
,
which was determined using a discounted cash flow model.
Key assumptions used in the analysis were a
4
% discount rate, a long-term gold price of

$
1,700

per ounce and an estimated mine life of
eight years
.

•
Caserones:
Sandstorm will receive an effective 0.63% Net Smelter Returns (“NSR”) royalty on the Caserones mine when the copper price is above $1.25 per pound; the royalty varies at copper prices below $1.25 per pound. On acquisition, the fair value ascribed to the interest was $81.5 million, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 4% discount rate, a long-term copper price of $3.75 per pound and an estimated mine life of 18 years. Sandstorm acquired a 67.5% interest in Compañia Minera Caserones (“CMC”), which holds the Caserones Royalty. The non-controlling
interest related to this entity was $27.6 million on acquisition, which was recorded in equity. Sandstorm consolidates the results of CMC on a 100% basis, with the proportionate share of net income (loss) and comprehensive income (loss) attributable to owners of the Company and non-controlling
interest presented separately.

•
Cortez Complex (Robertson Deposit):
Sandstorm will receive a
1.0%
 - 2.25%

sliding scale NSR on the Cortez Complex (Robertson Deposit) mine. The Robertson Deposit is a development stage deposit that is part of the Cortez Mine Complex in the United States.

At a gold price of less than $1,200 per ounce, the Company will receive a 1.0% NSR which will increase by 0.25% for every $200 increase in the price of gold to a maximum of 2.25% NSR at a gold price of $2,000 or greater. On acquisition, the fair value ascribed to the interest was $37.6 million, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 5% discount rate, a long-term gold price of $1,700 per ounce and an estimated mine life of 14 years.

•
Greenstone:
The effective Gold Stream is 2.375% until 120,333 ounces of gold have been delivered, then 1.583% thereafter for an ongoing
per ounce cash payment of 20% of the spot price of gold. The Greenstone project is centered on a group of past-producing gold mines in the Geraldton-Beardmore district in Canada. Additional ongoing payments of $30 per gold ounce will fund mine-level environmental and social programs. On acquisition, the fair value ascribed to the interest was $25.4 million, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 5% discount rate, a long-term gold price of $1,700 per ounce and an estimated mine life of 20 years.
 I
n October 2022, the Company remitted $81.7 million owed under the Gold Stream agreement. This payment constituted the remaining up-front cash deposit required to be paid under the Gold Stream
.

•
Mercedes:
The Company has the right to purchase 100% of silver produced for payment of 20% of the spot price of silver until 3.75 million ounces are delivered, and 30% of the silver produced thereafter. Sandstorm is also entitled to fixed deliveries of 1,000 ounces of gold per quarter, until 9,585 ounces of gold are delivered. On acquisition, the fair value ascribed to both interests was $33.2 million, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 5% discount rate, a long-term gold price of $1,700 per ounce, a long-term silver price of $22 per ounce and an estimated mine life of six years.

•
Platreef:
The Company has the right to purchase 37.5% of gold produced from Platreef until 131,250 gold ounces have been delivered, 30% until an aggregate of 256,980 ounces of gold are delivered, and 1.875% thereafter. Platreef is a development-stage project located in South Africa. The Gold Stream will be based on all recovered gold from Platreef, subject to a fixed payability factor

of 80%. Sandstorm will make ongoing payments of $100 per ounce of gold until 256,980 ounces have been delivered, and then 80% of the spot price of gold for each ounce delivered thereafter. On acquisition, the fair value ascribed to the interest was $130.3 million, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 5% discount rate, a long-term gold price of $1,700 per ounce and an estimated mine life of 18 years. In September 2022, the Company remitted $56.3 million owed under the purchase agreement. This payment constituted the remaining up-front
cash deposit required to be paid under the Gold Stream.

•
Gualcamayo:
The Company acquired an NSR royalty on the Gualcamayo mine, located in Argentina. The oxides component of the Gualcamayo mine is in production. The deep carbonates project (“DCP”) component of the mine is at the pre-feasibility
study stage of development. The details of the Gualcamayo royalty, including the DCP Commercial Production Payment, are as follows:

•
2% NSR royalty based on the production from the oxides, excluding the first 396,000 ounces of gold contained in product produced from the non-DCP
component of the mine; the maximum aggregate amount payable under the Gualcamayo royalty is capped at $50 million;

•
1.5% NSR royalty on production from the DCP in perpetuity; and DCP commercial production payment of $30 million upon commencement of the DCP commercial production whereby the Company is entitled to be paid by Mineros Chile S.A. the DCP commercial production payment within five business days of commencement of the DCP commercial production (the “DCP Commercial Production Payment”). As at December 31, 202
2
, the DCP component of the Gualcamayo mine has not been declared in commercial production.

On acquisition, the fair value ascribed to the oxides NSR and DCP NSR were $2.2 million and $16.6 million, respectively, and both were determined using a discounted cash flow model. Key assumptions used in the analysis of the oxides NSR were a 4% discount rate, a long-term gold price of $1,700 per ounce and an estimated mine life of three years. Key assumptions used in the analysis of the DCP NSR were a 10% discount rate, a long-term gold price of $1,700 per ounce and an estimated mine life of
10
years.

•
Troilus:
The Troilus gold royalty consists of a 1% NSR royalty on all metals and minerals produced from 81 mining claims and one surveyed mining lease comprising the Troilus Gold Project. The Troilus Gold Project is an advanced gold exploration project located within the
Frotêt-Evans
Greenstone Belt in Québec, Canada and owned by Troilus Gold Corp. On acquisition, the fair value ascribed to the interest was $23.8 million, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 7% discount rate, a long-term gold price of $1,700 per ounce and an estimated mine life of 22 years.

BASECORE
In July 2022, the Company closed its previously announced purchase of a portfolio of Stream, royalty and other interests from BaseCore Metals LP (“BaseCore”). Sandstorm made a payment of $425 million in cash and issued approximately 13.5 million common shares of the Company to BaseCore. The transaction has been accounted for as an asset acquisition, with capitalized costs of $508.5 million being determined by reference to the fair value of the net assets acquired.
Stream, royalty and other interests acquired include:

•
Antamina:
Sandstorm holds a 1.66% net profits interest (“NPI”) on all metals produced at the Antamina copper/zinc mine. On acquisition, the fair value ascribed to the interest was $352.1 million, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 4% discount rate, a long-term copper price of $3.75 per pound, a long-term zinc price of $1.20 per pound, a long-term silver price of $22 per ounce and an estimated mine life of 30 years.

•
El Pilar:
Sandstorm holds a sliding scale gross returns royalty (“GRR”) after 85 million pounds of copper have been produced at the mine, located in Mexico. A 1.0% GRR rate is expected, increasing to a 2.0% GRR if Southern Copper defines Measured & Indicated Resources (inclusive of Reserves) greater than 3 billion copper equivalent pounds (“CuEq”). The royalty further increases to a 3.0% GRR if Measured & Indicated Resources (inclusive of Reserves) exceed 5 billion CuEq. On acquisition, the fair value ascribed to the interest was $14.0 million, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 5% discount rate, a long-term copper price of $3.75 per pound and an estimated mine life of 17 years.

•
CEZinc:
Sandstorm will receive 1.0% of zinc processed at the CEZinc smelter, located in Canada, until the later of June 30, 2030 or delivery of 68 million pounds of zinc. Sandstorm will make ongoing payments of 20% of the spot price of zinc for each delivery. On acquisition, the fair value ascribed to the interest was $43.9 million, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 4% discount rate, a long-term zinc price of $1.20 per pound and estimated deliveries until 2031.

•
Highland Valley:
Sandstorm holds a 0.5% NPI on the Highland Valley mine, located in Canada. On acquisition, the fair value ascribed to the interest was $19.6 million, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 4% discount rate, a long-term copper price of $3.75 per pound and an estimated mine life of 19 years.

•
Horne 5:
Sandstorm holds a 2.0% NSR royalty on the Horne 5 project
, located in Quebec, Canada
. On acquisition, the fair value ascribed to the interest was $78.9 million, which was determined using a discounted cash flow model. Key assumptions used in the analysis were a 5% discount rate, a long-term gold price of $1,700 per ounce and an estimated mine life of 19 years.

HOD MADEN
In August 2022, the Company closed a previously announced transaction with Horizon Copper Corp. (“Horizon Copper”), including the sale of the Company’s 30% interest in the Hod Maden project to Horizon Copper, as further discussed in note 6, and the receipt of a $200 million Gold Stream on production from Hod Maden.
As part of the sale, Sandstorm transferred to Horizon its 30% interest in Hod Maden as well as $10 million in cash and a 25% equity stake in Entrée Resources Ltd. (“Entrée”). Consideration provided to Sandstorm by Horizon includes the Hod Maden Gold Stream with an acquisition date fair value of $200 million
, common shares of Horizon Copper, representing a 34% equity interest, and a secured convertible promissory note with a principal amount of $95 million, as further discussed in notes 6 and 7.
Sandstorm will receive 20% of all gold produced from Hod Maden (on a 100% basis) and will make ongoing payments of 50% of the gold spot price until 405,000 ounces of gold are delivered (the “Delivery Threshold”). Once the Delivery Threshold has been reached, Sandstorm will receive 12% of the gold produced for the life of the mine for ongoing payments of 60%
of the gold spot price. To estimate the fair value of the Hod Maden Gold Stream, management utilized a discounted cash flow model.
Key assumptions used in the analysis we
re a 5.5% discount rate, a long-term gold price of $1,700 per ounce and an estimated mine life of 15 years.
SANDBOX ROYALTIES
In June 2022, the Company closed its previously announced sale of a portfolio of royalties to Sandbox for $65 million composed of 34 million common shares of Sandbox at a price of CAD0.70 per share, a $15 million cash payment and a
10-year
secured convertible promissory note with a principal amount of $31.4 million. A gain of $22.7 million was recognized by Sandstorm on disposal of the royalties.
Royalties acquired by Sandbox include:

•	Hackett River: 2.0% NSR royalty on the Hackett River silver-zinc-copper development project in Nunavut, Canada owned by Glencore plc;

•	Prairie Creek: 1.2% NSR royalty on the Prairie Creek zinc-silver-lead development project in the Northwest Territories, Canada owned by NorZinc Ltd.;

•	Vittangi: 1.0% NSR royalty on the Vittangi graphite development project in Sweden owned by Talga Group Ltd.;

•	Mason: 0.4% NSR royalty on the Mason copper-gold development project in Nevada, USA owned by Hudbay Minerals Inc.;

•	Converse: 1.0% NSR royalty on the Converse gold development project in Nevada, USA owned by Waterton Global Resource Management LP.; and

•
1.0% NSR royalties on a portion of the Ajax copper-gold project in British Columbia, the Buffelsfontein gold project in South Africa and the Cuiu Cuiu gold project in Brazil, and a 2.0% NSR royalty on the Wiluna uranium project in Australia.

MERCEDES GOLD STREAM
In April 2022, the Company closed its previously announced $60 million financing package of Bear Creek to facilitate its acquisition of the producing Mercedes gold-silver mine (“Mercedes Mine”) in Mexico from Equinox Gold Corp. The financing package included a $37.5 million Gold Stream on the Mercedes Mine and a $22.5 million convertible debenture.
Under the terms of the Gold Stream, beginning in April 2022, Sandstorm agreed to purchase 25,200 ounces of gold over a 3.5 year period (the “Fixed Delivery Term”) and thereafter 4.4% of the gold produced from Mercedes Mine. During the Fixed Delivery Term, Sandstorm will make ongoing per ounce cash payment equal to 7.5% of the spot price of gold. After the receipt of the fixed deliveries, the ongoing per ounce cash payment will increase to 25% of the spot price of gold.
MING GOLD STREAM
On April 4, 2022, Rambler Metals & Mining PLC exercised its option to repurchase the Ming Gold Stream in exchange for a payment of $6.7 million in cash and 1,150 ounces of gold (the delivery of which is over the course of 18 months). A gain of $0.2 million was recognized by Sandstorm at the time of disposal.
VATUKOULA GOLD STREAM
In November 2022 and in consideration for

cash of
 $15.9 million, Sandstorm agreed to decrease the deliveries owed under the Vatukoula gold mine gold purchase agreement by approximately 45%. Accordingly, under the amended Gold Stream, the Company has agreed to purchase 11,022 ounces of gold over a
4.5-year
period beginning in January 2023 and thereafter 1.2%–1.4% of the gold produced from Vatukoula Gold Mines PTE Limited’s underground gold mine located in Fiji for ongoing per ounce cash payment equal to 20% of the spot price of gold.

A gain of $2.4 million was recognized by Sandstorm at the time of amendment.